UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT             5/14/12
       ------------------------   ---------------------------  -----------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          114
                                               -------------

Form 13F Information Table Value Total:        $ 504,539
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
3M CO                        COM            88579Y101    4,461    50,000 SH  PUT  SOLE                   50,000
ACCURIDE CORP NEW            COM NEW        00439T206    1,738   200,000 SH       SOLE                  200,000
ACTIVE POWER INC             COM            00504W100    5,756 7,378,383 SH       SOLE                7,378,383
ADA ES INC                   COM            005208103    1,255    51,630 SH       SOLE                   51,630
ADTRAN INC                   COM            00738A106      218     7,000 SH       SOLE                    7,000
AECOM TECHNOLOGY CORP DELAWA COM            00766T100    1,119    50,000 SH       SOLE                   50,000
AETNA INC NEW                COM            00817Y108   16,603   331,000 SH       SOLE                  331,000
ALCATEL-LUCENT               SPONSORED ADR  013904305      114    50,000 SH       SOLE                   50,000
ALLOT COMMUNICATIONS LTD     SHS            M0854Q105    5,766   248,000 SH       SOLE                  248,000
AMARIN CORP PLC              SPONS ADR NEW  023111206   52,581 4,645,000 SH       SOLE                4,645,000
AMERESCO INC                 CL A           02361E108    1,694   125,000 SH       SOLE                  125,000
AMERICAN RAILCAR INDS INC    COM            02916P103      705    30,000 SH       SOLE                   30,000
AMERIGON INC                 COM            03070L300    6,472   400,000 SH       SOLE                  400,000
ARUBA NETWORKS INC           COM            043176106      223    10,000 SH       SOLE                   10,000
BRIDGEPOINT ED INC           COM            10807M105    9,281   375,000 SH       SOLE                  375,000
BROADSOFT INC                COM            11133B409   18,551   485,000 SH       SOLE                  485,000
CABOT OIL & GAS CORP         COM            127097103    5,455   175,000 SH       SOLE                  175,000
CALAVO GROWERS INC           COM            128246105    1,339    50,000 SH       SOLE                   50,000
CALPINE CORP                 COM NEW        131347304    2,582   150,000 SH       SOLE                  150,000
CAMELOT INFORMATION SYS INC  ADS RP ORD SHS 13322V105       38    10,000 SH       SOLE                   10,000
CAMERON INTERNATIONAL CORP   COM            13342B105    5,283   100,000 SH       SOLE                  100,000
CARDINAL HEALTH INC          COM            14149Y108      431    10,000 SH       SOLE                   10,000
CARRIZO OIL & CO INC         COM            144577103    3,533   125,000 SH       SOLE                  125,000
CERAGON NETWORKS LTD         ORD            M22013102      171    18,000 SH       SOLE                   18,000
CEREPLAST INC                COM NEW        156732307       24    39,200 SH       SOLE                   39,200
CHENIERE ENERGY INC          COM NEW        16411R208    9,737   650,000 SH       SOLE                  650,000
CHENIERE ENERGY INC          COM NEW        16411R208    8,239   550,000 SH  PUT  SOLE                  550,000
CHINA HYDROELECTRIC CORP     SPONSORED ADR  16949D101      225   112,450 SH       SOLE                  112,450
CIGNA CORPORATION            COM            125509109    7,388   150,000 SH       SOLE                  150,000
COBALT INTL ENERGY INC       COM            19075F106    4,505   150,000 SH       SOLE                  150,000
COMMERCIAL METALS CO         COM            201723103      741    50,000 SH       SOLE                   50,000
COMVERGE INC                 COM            205859101    5,943 3,230,000 SH       SOLE                3,230,000
COVANTA HLDG CORP            COM            22282E102    2,435   150,000 SH       SOLE                  150,000
COVIDIEN PLC                 SHS            G2554F113      328     6,000 SH       SOLE                    6,000
CREE INC                     COM            225447101    6,326   200,000 SH       SOLE                  200,000
DELPHI AUTOMOTIVE PLC        SHS            G27823106      790    25,000 SH       SOLE                   25,000
DELTA AIR LINES INC DEL      COM NEW        247361702    6,941   700,000 SH       SOLE                  700,000
E-COMMERCE CHINA DANGDANG IN SPN ADS COM A  26833A105       81    10,000 SH       SOLE                   10,000
EBAY INC                     COM            278642103    3,690   100,000 SH       SOLE                  100,000
ECOTALITY INC                COM NEW        27922Y202      140   143,333 SH       SOLE                  143,333
ENERGYSOLUTIONS INC          COM            292756202    2,818   575,000 SH       SOLE                  575,000
ENERNOC INC                  COM            292764107      540    75,000 SH       SOLE                   75,000
ENTEROMEDICS INC             COM NEW        29365M208    5,787 2,560,500 SH       SOLE                2,560,500
ESCO TECHNOLOGIES INC        COM            296315104    1,103    30,000 SH       SOLE                   30,000
EXIDE TECHNOLOGIES           COM NEW        302051206    1,565   500,000 SH       SOLE                  500,000
EXTERRAN HLDGS INC           COM            30225X103      989    75,000 SH       SOLE                   75,000
F5 NETWORKS INC              COM            315616102   10,324    76,500 SH       SOLE                   76,500
FINISAR CORP                 COM NEW        31787A507      222    11,000 SH       SOLE                   11,000
FLOW INTL CORP               COM            343468104    1,910   475,000 SH       SOLE                  475,000
FUELCELL ENERGY INC          COM            35952H106    1,956 1,250,000 SH       SOLE                1,250,000
FUSHI COPPERWELD INC         COM            36113E107    3,511   465,000 SH       SOLE                  465,000
FUTUREFUEL CORPORATION       COM            36116M106      860    78,300 SH       SOLE                   78,300
GARMIN LTD                   SHS            H2906T109      376     8,000 SH       SOLE                    8,000
GENERAL ELECTRIC CO          COM            369604103   22,077 1,100,000 SH       SOLE                1,100,000
GENWORTH FINL INC            COM CL A       37247D106    3,536   425,000 SH       SOLE                  425,000
GEVO INC                     COM            374396109      781    85,000 SH       SOLE                   85,000
GNC HLDGS INC                COM CL A       36191G107    6,106   175,000 SH       SOLE                  175,000
GREEN PLAINS RENEWABLE ENERG COM            393222104    1,619   150,000 SH       SOLE                  150,000
GREENBRIER COS INC           COM            393657101      594    30,000 SH       SOLE                   30,000
GRIFOLS S A                  SPONSORED ADR  398438309    5,012   650,000 SH       SOLE                  650,000

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
GSE HLDG INC                 COM            36191X100      985    75,000 SH       SOLE                   75,000
HEADWATERS INC               COM            42210P102      838   200,400 SH       SOLE                  200,400
HECKMANN CORP                COM            422680108    7,004 1,625,000 SH       SOLE                1,625,000
HIMAX TECHNOLOGIES INC       SPONSORED ADR  43289P106      144    70,000 SH       SOLE                   70,000
INPHI CORP                   COM            45772F107    5,672   400,000 SH       SOLE                  400,000
ITRON INC                    COM            465741106    2,498    55,000 SH       SOLE                   55,000
JUST ENERGY GROUP INC        COM            48213W101    1,382   100,000 SH       SOLE                  100,000
KEYNOTE SYS INC              COM            493308100    7,410   375,000 SH       SOLE                  375,000
LDK SOLAR CO LTD             SPONSORED ADR  50183L107      800   200,000 SH  PUT  SOLE                  200,000
LINN ENERGY LLC              UNIT LTD LIAB  536020100    8,488   222,500 SH       SOLE                  222,500
LSB INDS INC                 COM            502160104    2,012    51,700 SH       SOLE                   51,700
LSI CORPORATION              COM            502161102    7,144   823,000 SH       SOLE                  823,000
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100    7,455   170,800 SH       SOLE                  170,800
MASTEC INC                   COM            576323109      905    50,000 SH       SOLE                   50,000
MCKESSON CORP                COM            58155Q103      219     2,500 SH       SOLE                    2,500
MERCK & CO INC NEW           COM            58933Y105   23,040   600,000 SH       SOLE                  600,000
MGIC INVT CORP WIS           COM            552848103   16,864 3,400,000 SH       SOLE                3,400,000
MGIC INVT CORP WIS           COM            552848103    5,456 1,100,000 SH  CALL SOLE
NASDAQ OMX GROUP INC         COM            631103108    5,180   200,000 SH       SOLE                  200,000
NCI BUILDING SYS INC         COM NEW        628852204    2,302   200,000 SH       SOLE                  200,000
NETQIN MOBILE INC            ADR REPR CL A  64118U108    2,128   200,000 SH       SOLE                  200,000
NEXTERA ENERGY INC           COM            65339F101    1,527    25,000 SH       SOLE                   25,000
NXP SEMICONDUCTORS N V       COM            N6596X109      293    11,000 SH       SOLE                   11,000
ORMAT TECHNOLOGIES INC       COM            686688102    1,477    73,300 SH       SOLE                   73,300
PFIZER INC                   COM            717081103   20,381   900,000 SH       SOLE                  900,000
PIONEER NAT RES CO           COM            723787107   12,275   110,000 SH       SOLE                  110,000
POLYPORE INTL INC            COM            73179V103   11,954   340,000 SH       SOLE                  340,000
POLYPORE INTL INC            COM            73179V103    1,758    50,000 SH  CALL SOLE
POWERWAVE TECHNOLOGIES INC   COM NEW        739363307      123    60,000 SH       SOLE                   60,000
PROSHARES TR II              ULTRASHRT EURO 74347W882    1,897   100,000 SH       SOLE                  100,000
ROCKWOOD HLDGS INC           COM            774415103    1,304    25,000 SH       SOLE                   25,000
SANDISK CORP                 COM            80004C101    4,959   100,000 SH       SOLE                  100,000
SENSATA TECHNOLOGIES HLDG BV SHS            N7902X106    3,348   100,000 SH       SOLE                  100,000
SHIRE PLC                    SPONSORED ADR  82481R106      332     3,500 SH       SOLE                    3,500
SPREADTRUM COMMUNICATIONS IN ADR            849415203    6,270   380,000 SH       SOLE                  380,000
STAMPS COM INC               COM NEW        852857200    7,667   275,000 SH       SOLE                  275,000
STARBUCKS CORP               COM            855244109      335     6,000 SH       SOLE                    6,000
TESLA MTRS INC               COM            88160R101      372    10,000 SH       SOLE                   10,000
THERMO FISHER SCIENTIFIC INC COM            883556102      282     5,000 SH       SOLE                    5,000
THERMON GROUP HLDGS INC      COM            88362T103      920    45,000 SH       SOLE                   45,000
TITAN MACHY INC              COM            88830R101    5,358   190,000 SH       SOLE                  190,000
TIVO INC                     COM            888706108    4,197   350,000 SH       SOLE                  350,000
TRW AUTOMOTIVE HLDGS CORP    COM            87264S106    1,394    30,000 SH       SOLE                   30,000
TYCO INTERNATIONAL LTD       SHS            H89128104    1,405    25,000 SH       SOLE                   25,000
UNITED RENTALS INC           COM            911363109   13,081   305,000 SH       SOLE                  305,000
UNITED STATES STL CORP NEW   COM            912909108      734    25,000 SH       SOLE                   25,000
UNITED THERAPEUTICS CORP DEL COM            91307C102      259     5,500 SH       SOLE                    5,500
UTSTARCOM HOLDINGS CORP      USD ORD SHS    G9310A106       73    50,000 SH       SOLE                   50,000
VEOLIA ENVIRONNEMENT         SPONSORED ADR  92334N103    1,651   100,000 SH       SOLE                  100,000
VMWARE INC                   CL A COM       928563402      281     2,500 SH       SOLE                    2,500
WESTPORT INNOVATIONS INC     COM NEW        960908309    9,207   225,000 SH       SOLE                  225,000
WORLD ENERGY SOLUTIONS INC D COM NEW        98145W208    3,640   760,000 SH       SOLE                  760,000
WORTHINGTON INDS INC         COM            981811102      959    50,000 SH       SOLE                   50,000
ZBB ENERGY CORPORATION       COM            98876R204    2,312 3,400,000 SH       SOLE                3,400,000